The Royce Funds

745 Fifth Avenue
New York, NY 10151
(212) 508-4500
(800) 221-4268

June 18, 2010

Securities and Exchange Commission
Division of Investment Management
Attn: Mr. Keith O’Connell
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Royce Fund
File Nos. 002-80348 & 811-03599

Dear Mr. O’Connell:

Enclosed herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 99 under the 1933 Act and Amendment No. 101 under the 1940 Act to the Registration Statement on Form N-1A of The Royce Fund (the “Trust”).

This Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to reflect the addition of one newly-created series of the Trust, Royce Opportunity Select Fund (the “New Fund”). The Amendment contains one prospectus offering Investment Class shares of the New Fund and also adds the New Fund to the Trust’s existing Statement of Additional Information. The new prospectus offering Investment Class shares of the New Fund will contain substantially similar disclosure as has been previously reviewed by the staff. Specifically, the disclosure contained in such prospectus with respect to the New Fund’s Investment Class shares will not differ in any material respect, other than disclosure relating to the New Fund’s “Fees and Expenses of the Fund”, “Principal Investment Strategy”, “Primary Risks for Fund Investors”, “Performance” and “Investment Adviser and Portfolio Management”, from the disclosure relating to Royce Select Fund II, which was most recently reviewed by the staff in March 2010 (Post-Effective Amendment No. 96 filed under Rule 485(a) and subsequently declared effective on May 1, 2010).

The Amendment also reflects the addition of a newly-created Investment Class of Royce Global Value Fund. The new prospectus offering Investment Class shares of Royce Global Value Fund will contain substantially similar disclosure as has been most recently reviewed by the staff in March 2010, as noted above, for the Service Class shares of Royce Global Value Fund. The disclosure contained in the new prospectus offering Investment Class shares of Royce Global

Value will not differ in any material respect from the disclosure contained in the prospectus for the Service Class of Royce Global Value Fund except to the extent necessary to reflect that the Investment Class shares do not bear a Rule 12b-1 distribution fee.

In light of the substantial similarity of the proposed disclosure to language already reviewed by the staff, we respectfully request that the staff conduct a limited review of the enclosed Post-Effective Amendment. Please contact me at (212) 508-4578 if you have any questions or comments.

Very truly yours,

/s/John E. Denneen

John E. Denneen
General Counsel